3. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (123113 Annual Restatement [Member], USD $)	Dec. 31, 2013	Dec. 10, 2013	Dec. 09, 2013	Dec. 31, 2012
123113 Annual Restatement [Member]
Shares Issued	1,675,000,000	335,000,000	1,675,000,000	0
Shares Outstanding		335,000,000	1,675,000,000
Common Stock Par Value	$ 0.01	$ 0.01		$ 0.01